Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables [Abstract]
Payables to non-trade vendors and service providers	$ 3,918	$ 11,823
Accrued salary	22	21
Total other payables	$ 3,940	$ 11,844